Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income
Government grants	$ 1,205	$ 4,668	$ 7,379
Others	1,115	1,387	2,326
Total	$ 2,320	$ 6,055	$ 9,705